LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of supplemental information related to operating leases

	Year ended		Year ended
	December 31, 2023		December 31, 2024
Operating lease ROU assets	23,382		39,695
Operating lease liabilities	23,648		40,765
Operating leases - Weighted average remaining lease term	1.46	years	3.01	years
Operating leases - Weighted average discount rate	3.3%		3.6%

Schedule of lease cost

	Year ended	Year ended
	December 31, 2023	December 31, 2024
Operating lease cost	19,209	18,970
Short-term lease cost	168	335
Total	19,377	19,305
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	20,263	18,230
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	7,958	41,652

Schedule of maturity of operating lease liabilities

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB
Less than 1 year	18,976	15,557
1-2 year	4,445	13,389
2-3 year	821	11,483
3-4 year	—	2,482
Subtotal	24,242	42,911
Less: imputed interest	594	2,146
Present value of operating lease liabilities	23,648	40,765